UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Patrick S.R. MacDonald

U.S. Bank Corporate Trust Services

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 603-6467

Date of fiscal year end: November 30

Date of reporting period: December 1, 2014 – May 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS

College and University Facility Loan Trust One

Financial Statements (Unaudited)

As of and for the Six Months Ended May 31, 2015

College and University Facility Loan Trust One

College and University Facility Loan Trust One

Statement of Assets and Liabilities

(Unaudited)

May 31, 2015
Assets:

Investments, at amortized cost, net of allowance for loan losses of $27,000 (Notes 2, 5, 6, and 7)	$2,672,005
Cash	216,725
Interest Receivable	19,705
Prepaid Expenses	19,595

Total Assets	2,928,030

Liabilities:

Accrued Expenses and Other Liabilities	43,882
Distributions Payable to Class B Certificateholders (Note 5)	—

Total Liabilities	43,882

Net Assets:

Class B Certificates, par value $1.00 authorized, issued and outstanding – 1,001,643 certificates	1,001,643
Additional Paid-In Capital	1,909,505
Distributions in Excess of Net Investment Income	(27,000)

Net Assets	$2,884,148

Net Asset Value per Class B Certificate (based on 1,001,643 certificates outstanding)	$2.88

The accompanying notes are an integral part of these financial statements.

College and University Facility Loan Trust One

Statement of Operations

(Unaudited)

Six months ended May 31, 2015
Investment Income:
Interest income (Note 2)	$191,354

Expenses:
Professional fees	57,517
Trustee fees (Note 3)	19,595
Servicer fees (Note 3)	1,436
Other trust and bond administration expenses	3,995

Total Expenses	82,543

Net Investment Income	108,811

Decrease in Allowance for Loan Losses (Note 5)	3,000

Net Increase in Net Assets Resulting From Operations	$111,811

The accompanying notes are an integral part of these financial statements.

College and University Facility Loan Trust One

Statements of Changes in Net Assets

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
Increase From Operations:
Net investment income	$108,811	$214,877
Decrease in allowance for loan losses	3,000	8,000

Net increase in net assets resulting from operations	111,811	222,877

Distributions to Class B Certificateholders From:
Tax return of capital (Note 2)	(234,174)	(3,717,000)

Net Decrease in Net Assets	(122,363)	(3,494,123)

Net Assets:
Beginning of period/year	3,006,511	6,500,634

End of period/year	$2,884,148	$3,006,511

Distributions in Excess of Net Investment Income	$(27,000)	$(30,000)

The accompanying notes are an integral part of these financial statements.

College and University Facility Loan Trust One

Statement of Cash Flows

(Unaudited)

Six months ended May 31, 2015
Cash Flows From Operating Activities:
Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$111,811
Decrease in allowance for loan losses	(3,000)
Accretion of purchase discount on Loans	(135,276)
Receipts of payments on loan principal balance	397,477
Decrease in investment agreements, net	3,493,920
Decrease in interest receivable	117,336
Increase in prepaid expenses	(19,595)
Decrease in bonds interest payable	(41,179)
Decrease in accrued expenses and other liabilities	(159,566)

Net cash provided by operating activities	3,761,928

Cash Flows From Financing Activities:
Principal payments on Bonds	(780,641)
Distribution payments to Class B certificateholders	(2,814,562)

Net cash used in financing activities	(3,595,203)

Net Change in Cash	166,725

Cash, beginning of period	50,000

Cash, end of period	$216,725

Supplemental Cash Flow Information:
Cash paid for interest on Bonds	$41,179

The accompanying notes are an integral part of these financial statements.

College and University Facility Loan Trust One

Financial Highlights

	Six Months Ended May 31, 2015 (Unaudited)		Years Ended November 30,
			2014		2013		2012		2011		2010
Per Certificate Operating Performance Information:

Net asset value, beginning of period/year	$3.00		$6.49		$8.50		$9.41		$10.05		$10.01

Income from investment operations:
Net investment income	0.11		0.21		0.90		0.50		0.81		0.70
(Increase) decrease in allowance for loan losses(a)	0.00		0.01		0.20		0.01		0.20		0.13

Net increase from operations	0.11		0.22		1.10		0.51		1.01		0.83

Distributions to Class B certificateholders from tax return of capital	(0.23)		(3.71)		(3.11)		(1.42)		(1.65)		(.79)

Net asset value, end of period/year(b)	$2.88		$3.00		$6.49		$8.50		$9.41		$10.05

Total investment return(c)	N/A		N/A		N/A		N/A		N/A		N/A
Net assets applicable to Class B Certificates, End of period/year	$2,884,148		$3,006,511		$6,500,634		$8,517,340		$9,420,811		$10,063,642

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B Certificates	2.78	%(d) (e)	11.61	%(d)	10.59	%(d)	11.62	%(d)	12.36	%(d)	14.82	%(d)

Ratio of net investment income to average net assets applicable to Class B Certificates	3.66	%(e)	4.52%		12.05%		5.57%		8.30%		6.98%

Number of Class B Certificates outstanding, end of period/year	1,001,643		1,001,643		1,001,643		1,001,643		1,001,643		1,001,643

(a)	Amounts for the six months ended May 31, 2015 is less than $0.005
(b)	The Trust is prohibited, by the terms of its Indenture, from issuing new, or redeeming existing, Certificates. As such, market value is not presented, as discussed in Note 2.
(c)	The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the fair value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total investment return” and has not included information under that heading. The Trust is prohibited, by the terms of its Indenture, from selling or purchasing any investments. As the Trust did not purchase or sell investments during the periods presented, “portfolio turnover” is 0% for all periods presented.
(d)	Excluding interest expense, the ratio of operating expenses to average net assets was 2.78%(e), 8.86%, 6.15%, 5.17% and 3.79%, 3.65% in 2015, 2014, 2013, 2012, 2011 and 2010, respectively.
(e)	Not annualized

The accompanying notes are an integral part of these financial statements.

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

1. Organization and Business

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust by Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by U.S. Bank National Association (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount (at maturity) of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of loans made to college and university facilities (the Loans) and certain other funds held under the Indenture and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The Bank of New York Mellon Trust Company, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts. The Trust is prohibited, by the terms of its Indenture, from selling or purchasing any Loans.

The Trust’s Bonds matured on December 1, 2014 and therefore all of its Bonds issued have been redeemed in full as of that date. At the time of the redemption of the Bonds, the Trust’s Indenture terminated. However, the Declaration of Trust is still in effect, and the Trust will continue to operate based on the terms of the Declaration of Trust. Any available funds will be distributed to certificateholders on a monthly basis, net of operating expenses.

Berkadia Commercial Mortgage LLC (“Servicer” or “Berkadia”), formerly Capmark Finance, Inc., is the administrator for the Loan portfolio. Berkadia serves as the Master Servicer and Special Servicer under the Master Servicing and Special Service Agreements. Berkadia handles the custodial bank accounts and performs the Loan recordkeeping and monitoring.

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

2. Summary of Significant Accounting Policies

(a) College and University Facility Loans

The Loans were purchased by the Trust at amounts below the par value of the Loans, resulting in a “purchase discount”.

As a 1940 Act investment company, the Trust is required to report the investment portfolio of Loans at fair value under Accounting Standard Codification (“ASC”) Topic 946, Financial Services—Investment Companies, (“ASC 946”). However, management believes that the amortized cost method of accounting, net of any allowance for loan losses, best serves the informational needs of the users of the Trust’s financial statements.

Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans were recorded at the discounted value (the amortized cost) and are being accounted for under the amortized cost method of accounting, net of any allowance for loan losses. Under the amortized cost method, the difference between the purchase discount and par value of each Loan is accreted to par value, assuming no prepayments of principal, and included in the Trust’s interest income by applying the Loan’s effective interest rate to the amortized cost of that Loan over the duration of the Loan. Upon a Loan prepayment, any remaining unamortized purchase discount is recognized as interest income. The remaining balance of the unamortized purchase discount on the Loans as of May 31, 2015 was approximately $764,000. For the six months ended May 31, 2015, the Trust recognized approximately $135,000 of interest income from the accretion of purchase discount. As a result of prepayments of Loans during the six months ended May 31, 2015, approximately $10,000 of unamortized purchase discount related to such loans at the time of prepayment was recognized and is included in the $135,000 of accretion for the six months ended May 31, 2015.

The Trust records an allowance for loan losses based on the Trust’s evaluation of collectability of the Loans within the portfolio. The Loans are classified into three separate pools based on risk and collection performance. The pools are then assigned a reserve percentage based on risk and other factors and a reserve is systematically calculated for the pools:

(1)	General – Loans are performing on a timely basis and where there is no information that leads the Trust to reclassify to a different risk pool.

(2)	Substandard – Loans are generally classified into this category resulting from either historical collection issues or administrative issues with receiving collection that have been on-going. Loans in this pool are not considered uncollectible but due to collection issues, a higher reserve percentage is applied due to the risk profile of this pool.

(3)	Doubtful – A Loan is considered doubtful when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the Loan agreement. Loans in this category are generally assigned a 100% reserve unless facts and circumstances provide evidence that some level of collectability exists. At May 31, 2015, no Loans were considered doubtful by the Trust.

As the credit quality for an individual Loan borrower changes, the Loan is evaluated for reclassification to a different risk pool as described above. Risk ratings to the existing pools may be adjusted based on qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions. Berkadia, as part of its loan portfolio administrative responsibilities, and the Owner Trustee monitor credit quality primarily through two trigger points: receipt of financial information that upon review raises credit quality concerns and delinquent payments which then require investigation as to causes of the delinquency. Historically, write-offs have not been material.

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

There are inherent uncertainties with respect to the final outcome of Loans and as such, actual losses may differ from the amounts reflected in the financial statements and such differences could be material.

(b) Interest Income

The Trust accrues interest, including accretion of purchase discount, on the Loans as earned. The Loans generally require interest payments on a semiannual basis at an interest rate of 3%. The Trust recognizes the accretion of Loan purchase discount as interest income using the effective interest method.

The Trust views all amounts over 30 days past due as delinquent. It is the Trust’s policy to generally discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. Due to the nature of the Loan investments in the Trust, there are instances where payment of the Loans and related interest may not be received by the Trust due to documentation issues that require time for the Trust to resolve. In those circumstances, where the past due loan is greater than 180 days but the Trust has concluded it is not a credit issue, the Trust will continue to accrue interest or accrete purchase discount if the Trust believes interest and principal amounts to be collectible. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, any interest income received from a Loan that is on nonaccrual status is recognized when received and such payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2015, no Loans have been placed on nonaccrual status. At May 31, 2015, principal amounts past due are approximately $11,000. There are no amounts past due more than 90 days.

(c) Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no provision for federal income, state income, or excise tax is necessary.

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

As of May 31, 2015, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust is additionally not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months.

The Trust files a U.S. federal and Massachusetts state income tax return annually after its fiscal year-end, which is subject to examination for a period of three years from the date of filing.

Capital distributions are presented and disclosed in accordance with ASC 946, which requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the Trust’s distributable earnings (components of net assets) on a basis that approximates the amounts that are available for future distributions on a tax basis. For the six months ended May 31, 2015, distributions of $0.04 and $0.19 per certificate were declared and paid to certificateholders on February 3, 2015 and May 1, 2015, respectively. For the year ended November 30, 2014, distributions of $1.13 and $2.58 per certificate were declared on May 30, 2014 and November 26, 2014, and paid to certificateholders on June 3, 2014 and December 2, 2014, respectively. The distributions of $234,175 and $3,717,000 for the six months ended May 31, 2015 and the year ended November 30, 2014, respectively, represent returns of capital for tax purposes.

The Trust’s primary permanent differences between accounting principles generally accepted in the United States of America (“GAAP”) and tax basis relate to:

(a)	The accretion of the Loan purchase discounts under GAAP. For the six months ended May 31, 2015 and the year ended November 30, 2014, the Trust recorded $135,276 and $362,930, respectively of interest income related to the accretion of purchase discounts. At May 31, 205 and November 30, 2014, the Trust had recognized accumulated accretion of the purchase discounts of $113,764,971 and $113,629,695, respectively.

(b)	Net operating losses for tax purposes of $26,465 and $148,053 for the six months ended May 31, 2015 and the year ended November 30, 2014, respectively.

As required under ASC 946, the Trust reclassifies the accumulated value of the permanent differences discussed above from distributions in excess of net investment income to paid-in capital. The total reclassification increased additional paid-in capital and reduced distributions in excess of net investment income by $108,811 and $214,877 as of May 31, 2015 and November 30, 2014, respectively. These reclassifications have no impact on the net assets or net assets per certificate value of the Trust.

The reason for the book-to-tax temporary difference relates to allowance for loan losses.

The Trust’s tax year end is November 30th, and therefore the character and amounts of the permanent and temporary differences for the six months ended May 31, 2015 are subject to change until the Trust prepares its provision for the year ending November 30, 2015.

(d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

(e) Statement of Cash Flows

The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash at the bank and does not include any short-term investments.

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

(f) Risk Factors

The Trust’s investments are subject to the following:

Credit Risk

Loan payments made to the Trust are received and processed by the Servicer. The Trust is subject to counterparty risk to the extent that the borrowers and the Servicer may be unable to fulfill their obligations to the Trust.

Prepayment Risk

Most of the Loans held by the Trust allow for prepayment of principal without penalty. As such, the Trust is subject to prepayment risk, which could negatively impact future earnings.

(g) Indemnification

Under the Trust’s organizational documents, its Owner Trustee and Bond Trustee may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and certificateholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust may enter into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

3. Administrative Agreements

(a) Servicer

As compensation for the services provided under the servicing agreement, Berkadia receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2015, this fee totaled $1,031. Additionally, per the servicing agreement, the Servicer is reimbursed for certain expenditures incurred related to inspection of mortgaged property. For the six months ended May 31, 2015, the Servicer was reimbursed $405. As of May 31, 2015, $585 in fees are due to the Servicer.

(b) Trustees

Under the Declaration of Trust agreement, the Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee earned fees of $10,313 and $9,282, respectively, for the six months ended May 31, 2015. The Owner Trustee did not incur out-of-pocket expenses.

4. Certificates

The holders of the Class B certificates may receive monthly distributions, calculated in accordance with the Declaration of Trust from amounts collected by the Trust, on a pro rata basis. The distributions are paid on the first business day of the month. The certificateholders of the Class B Certificates are entitled to one vote per certificate. There were no distributions payable as of May 31, 2015.

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

5. Allowance for Loan Losses

An analysis of the allowance for loan losses for the six months ended May 31, 2015 is summarized as follows:

Balance, beginning of period	$30,000
Decrease in allowance for loan losses	(3,000)
Charge-offs	—
Recoveries	—

Balance, end of period	$27,000

Loan classification by credit risk profile as of May 31, 2015 is as follows:

	Amortized Cost (000’s)	Reserve Amount (000’s)	Net (000’s)
General	$2,699	$(27)	$2,672
Substandard	—	—	—
Doubtful	—	—	—

Total	$2,699	$(27)	$2,672

6. Loans

Scheduled principal and interest payments on the Loans as of May 31, 2015 are as follows:

Fiscal Year	Principal Payments (000’s)	Interest Payments (000’s)	Total (000’s)
2015*	$373	$54	$427
2016	708	88	796
2017	622	66	688
2018	543	48	591
2019	497	32	529
Thereafter	720	32	752

Total	$3,463	$320	$3,783

*	For the six months ended November 30, 2015.

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments. Principal prepayments made during the six months ended May 31, 2015 totaled $71,000.

The ability of a borrower to meet future service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions which are obligations of a State, the financial condition of the relevant State or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

The Trust’s aging of outstanding principal amounts as of May 31, 2015 is as follows (in thousands):

Current	30-59 Days Delinquent	60-89 Days Delinquent	Greater Than 90 Days Delinquent	Total Delinquent	Total
$3,452	11	—	—	—	$3,463

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the purpose, nature and location of such collateral.

7. Fair Value of Financial Instruments

ASC Topic 825, Financial Instruments, requires entities to disclose the estimated fair value of financial instruments.

ASC Topic 820, Fair Value Measurement, establishes fair valuation principles, a three-tier hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability based on market data obtained from sources independent of the Trust. Unobservable inputs are inputs that reflect the Trust’s assumptions about the factors market participants would use in valuing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1	–	Valuations based on quoted prices in active markets for identical assets or liabilities.

Level 2	–	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3	–	Valuations based on inputs that are unobservable and significant to the overall fair value measurement (including the Trust’s own assumptions in determining fair value).

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. The Trust has estimated the fair values of its Loans, using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the initial carrying amounts of the Loans for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the

College and University Facility Loan Trust One

Notes to Financial Statements

(Unaudited)

Loans and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans, excluding any potential prepayments as it is not possible to estimate such prepayments. As of May 31, 2015, the estimated fair value of the Loans, which are deemed to be Level 2 fair value measurements, is $3,506,196.

8. Subsequent Events

On June 1, 2015, the Trust declared and distributed $123,864, in accordance with the Declaration of Trust. This distributions represents a return of capital for tax purposes.

The remainder of this page intentionally left blank.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

(Unaudited)

May 31, 2015

(Dollar Amounts in Thousands)

Outstanding		Stated		Effective		Amortized
Principal		Interest	Maturity	Yield to		Cost (Notes
Balance	Description	Rate %	Date	Maturity % (A)		1 and 2)
	COLLEGE AND UNIVERSITY LOANS (94%)
	ALABAMA (18%)
$591	University of Alabama	3.00%	05/01/2021	12.27%		$445
113	University of Montevallo	3.00	05/01/2023	12.30		82

						527
	CALIFORNIA (18%)
113	Azusa Pacific University	3.00	04/01/2017	12.96		98
80	Monterey Peninsula College	3.00	10/01/2018	11.95		68
150	San Diego State University	3.00	11/01/2021	11.93		113
315	San Francisco State University	3.00	11/01/2021	11.93		237

						516
	MASSACHUSETTS (11%)
88	Atlantic Union College	3.00	11/01/2023	12.68		60
369	Boston University	3.00	12/31/2022	11.87		262

						322
	NEW JERSEY (1%)
36	Fairleigh Dickinson University	3.00	11/01/2020	12.09		28

						28
	NEW YORK (13%)
90	Long Island University	3.00	06/01/2016	12.34		81
385	Sarah Lawrence College	3.00	11/01/2021	12.64		290

						371
	NORTH CAROLINA (1%)
31	Montreat-Anderson College	3.00	12/01/2019	12.19		24

						24
	SOUTH CAROLINA (4%)
129	College of Charleston	3.00	07/01/2016	12.02		117

						117
	VERMONT (28%)
205	Middlebury College	3.00	04/01/2018	12.87		174
768	University of Vermont	3.00	10/01/2019	12.19		620

						794

	TOTAL COLLEGE & UNIVERSITY LOANS (94%)					2,699

	Allowance for Loan Losses (-1%)					(27)

	Loans, net of allowance for loan losses (93%)					2,672

	TOTAL INVESTMENTS (93%)				(B)	2,672

	OTHER ASSETS, LESS LIABILITIES (7%)					212

	NET ASSETS (100.0%)					$2,884

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity as of the date of purchase.
(B)	The tax basis of all investments is approximately $3,463.

The accompanying notes are an integral part of this schedule.

ITEM 2. CODE OF ETHICS

Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $145,530

Fiscal year ended 2013 - $154,850

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014- $0

Fiscal year ended 2013 - $0

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $62,986

-$45,756 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.8 of the Trust’s Indenture.

-$13,230 in connection with Accountants’ Report on Applying Agreed Upon Procedure relating to the Trust’s Servicing Agreement.

-$4,000 out of pocket expenses.

Fiscal year ended 2013 - $60,175

-$43,575 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.8 of the Trust’s Indenture.

-$12,600 in connection with Accountants’ Report on Applying Agreed Upon Procedure relating to the Trust’s Servicing Agreement.

-$4,000 out of pocket expenses.

(e)

(1) Audit Committee Policies regarding Pre-approval of Services.

Not applicable to the registrant.

(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Not applicable to the registrant.

(f) Not applicable to the registrant.

(g) Not applicable to the registrant.

(h) Not applicable to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12. EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1)	Code of ethics or amendments: not applicable to the registrant.

(2)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC, is attached.

(4)	Report on Compliance with minimum Master Servicing Standards is attached.

(5)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the Servicer Agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust One

By (Signature and Title) /s/ Patrick S.R. MacDonald, Assistant Vice President

Date July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bryan Calder, Executive Vice President

Date July 28, 2015